Cover	Apr. 15, 2021
Entity Information [Line Items]
Entity Address, Address Line Two	Suite 313
Entity Address, Address Line One	501 N. Orlando Avenue
Entity Address, Address Line Three	PMB 247
Entity Address, City or Town	Winter Park
Entity Address, State or Province	FL
Security Exchange Name	NASDAQ
Entity Registrant Name	IZEA WORLDWIDE, INC.
Document Period End Date	Apr. 15, 2021
Document Type	8-K
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	37-1530765
Entity File Number	001-37703
Trading Symbol	IZEA
Title of 12(b) Security	Common Stock, par value $0.0001 per share
City Area Code	407
Local Phone Number	674-6911
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Address, Postal Zip Code	32789
Entity Central Index Key	0001495231
Amendment Flag	false